Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,471,203
– financial investments: fair value gains/(losses)	1,793	$ (168)
– cash flow hedges: fair value gains/(losses)	551	(267)	$ (1,046)
– exchange differences	1,044	(7,156)	8,939
Financial assets, ending balance	2,621,427	2,471,203
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,260,288
– cash flow hedges: fair value gains/(losses)	551	(267)	(1,046)
– exchange differences	1,044	(7,156)	8,939
Financial liabilities, ending balance	2,409,361	2,260,288
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	16,674
Financial assets, ending balance	16,887	16,674
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	7,142
Financial liabilities, ending balance	7,371	7,142
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	84,431
Financial liabilities, ending balance	83,170	84,431
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	84,431
Financial liabilities, ending balance	83,170	84,431
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	1	(3)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	58	93
Total gains/(losses) recognised in profit or loss	(4)	(4)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	1	(3)
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	1	(3)
Purchases	8	3
New issuances	6	6
Sales, fair value measurement, liabilities	(9)	(11)
Settlements, fair value measurement, liabilities	(7)	(2)
Transfers out of Level 3 of fair value hierarchy, liabilities	(9)	(24)
Transfers into Level 3 of fair value hierarchy, liabilities	9	0
Financial liabilities, ending balance	53	58	93
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	(5)
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	148,505
Financial liabilities, ending balance	164,466	148,505
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	148,505
Financial liabilities, ending balance	164,466	148,505
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	18	(144)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	5,328	4,107
Total gains/(losses) recognised in profit or loss	195	(637)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	18	(144)
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	18	(144)
Purchases	157	76
New issuances	1,601	2,442
Sales, fair value measurement, liabilities	(193)	0
Settlements, fair value measurement, liabilities	(1,048)	(32)
Transfers out of Level 3 of fair value hierarchy, liabilities	(1,079)	(1,112)
Transfers into Level 3 of fair value hierarchy, liabilities	37	628
Financial liabilities, ending balance	5,016	5,328	4,107
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	57	274
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	205,835
Financial liabilities, ending balance	239,497	205,835
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)		2
– exchange differences	52	(84)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	1,756	1,949
Total gains/(losses) recognised in profit or loss	930	255
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	52	(82)
– cash flow hedges: fair value gains/(losses)		2
– exchange differences	52	(84)
Purchases	0	0
New issuances	0	0
Sales, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	(162)	(18)
Transfers out of Level 3 of fair value hierarchy, liabilities	(473)	(464)
Transfers into Level 3 of fair value hierarchy, liabilities	199	116
Financial liabilities, ending balance	2,302	1,756	1,949
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(407)	(351)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	344,767
Financial assets, ending balance	357,577	344,767
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	344,767
Financial assets, ending balance	357,577	344,767
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,000	1,767
Total gains/(losses) recognised in profit or loss	6	251
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	269	17
– financial investments: fair value gains/(losses)	261	15
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	8	2
Purchases	271	275
New issuances	0	0
Sales, fair value measurement, assets	(10)	(51)
Settlements, fair value measurement, assets	(329)	(141)
Transfers out of Level 3 of fair value hierarchy, assets	(471)	(685)
Transfers into Level 3 of fair value hierarchy, assets	287	567
Financial assets, ending balance	2,023	2,000	1,767
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(4)	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	8	2
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	238,130
Financial assets, ending balance	254,271	238,130
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	238,130
Financial assets, ending balance	254,271	238,130
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	6,759	5,080
Total gains/(losses) recognised in profit or loss	(112)	284
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	76	(274)
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	76	(274)
Purchases	2,206	4,377
New issuances	154	975
Sales, fair value measurement, assets	(895)	(1,589)
Settlements, fair value measurement, assets	(2,107)	(2,021)
Transfers out of Level 3 of fair value hierarchy, assets	(1,558)	(1,402)
Transfers into Level 3 of fair value hierarchy, assets	456	1,329
Financial assets, ending balance	4,979	6,759	5,080
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(22)	(5)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)		0
– exchange differences	76	(274)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,349
Financial assets, ending balance	2,345	2,349
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	41,111
Financial assets, ending balance	43,627	41,111
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	5,492	3,958
Total gains/(losses) recognised in profit or loss	598	608
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(1)	(107)
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)		6
– exchange differences	(1)	(113)
Purchases	2,353	2,172
New issuances	0	0
Sales, fair value measurement, assets	(276)	(395)
Settlements, fair value measurement, assets	(434)	(541)
Transfers out of Level 3 of fair value hierarchy, assets	(23)	(285)
Transfers into Level 3 of fair value hierarchy, assets	40	82
Financial assets, ending balance	7,749	5,492	3,958
Unrealised gains/(losses) recognised in profit or loss relating to assets held	477	199
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)		6
– exchange differences	(1)	(113)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	207,825
Financial assets, ending balance	242,995	207,825
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,423	2,444
Total gains/(losses) recognised in profit or loss	278	597
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	49	(113)
– financial investments: fair value gains/(losses)	0	0
– cash flow hedges: fair value gains/(losses)		6
– exchange differences	49	(119)
Purchases	0	0
New issuances	0	0
Sales, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(100)	(191)
Transfers out of Level 3 of fair value hierarchy, assets	(710)	(337)
Transfers into Level 3 of fair value hierarchy, assets	196	23
Financial assets, ending balance	2,136	2,423	$ 2,444
Unrealised gains/(losses) recognised in profit or loss relating to assets held	279	342
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)		6
– exchange differences	49	(119)
Net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(4)	(4)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	(5)
Net income from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	930	255
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(407)	(351)
Net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(112)	284
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(22)	(5)
Net income from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	278	597
Unrealised gains/(losses) recognised in profit or loss relating to assets held	279	342
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	195	(637)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	57	274
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	598	608
Unrealised gains/(losses) recognised in profit or loss relating to assets held	477	199
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	10	251
Gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Expected credit loss charges and other credit risk charges | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Expected credit loss charges and other credit risk charges | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0
Expected credit loss charges and other credit risk charges | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(4)
Expected credit loss charges and other credit risk charges | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Expected credit loss charges and other credit risk charges | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Expected credit loss charges and other credit risk charges | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	(4)	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0
Loan impairment recoveries and other credit risk provisions (‘LICs’) | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Unrealised gains/(losses) recognised in profit or loss relating to assets held	$ 0	$ 0